Summary of significant accounting policies - Revenue recognition - Contract balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Contract assets	¥ 242,231	¥ 222,591
Contract liabilities	¥ 546,003	¥ 915,430
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true